Financial instruments	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Financial instruments
19.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2023.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Internal Ratings-Based approach (IRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the IRB approach, the Bank uses internal risk parameter estimates, based on historical experience.

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default (1)	As at
	July 31, 2024			April 30 2024	October 31 2023
	Revised Basel III			Revised Basel III	Revised Basel III
($ millions)	IRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$463,568	$70,334	$533,902	$537,941	$557,552
Undrawn commitments	93,615	6,621	100,236	99,489	103,721
Other exposures (4)	110,367	16,924	127,291	129,656	125,367
Total non-retail	$667,550	$93,879	$761,429	$767,086	$786,640
Retail (5)
Drawn	$295,961	$118,503	$414,464	$408,209	$403,635
Undrawn commitments	110,573	9,287	119,860	117,685	108,354
Other exposures	–	62	62	59	58
Total retail	$406,534	$127,852	$534,386	$525,953	$512,047
Total	$1,074,084	$221,731	$1,295,815	$1,293,039	$1,298,687
(1)	After credit risk mitigation and excludes equity securities, centralized counterparties, and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.
Credit quality of non-retail exposures
The Bank’s non-retail portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2023.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of July 31, 2024, 25% (April 30, 2024 – 25%; October 31, 2023 – 26%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value ratio of the uninsured portion of the Canadian residential mortgage portfolio is 50% (April 30, 2024 – 51%; October 31, 2023 – 49%).
Retail standardized portfolio
The retail standardized portfolio of $128 billion as at July 31, 2024 (April 30, 2024 – $127 billion; October 31, 2023 – $125 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $65 billion (April 30, 2024 – $66 billion; October 31, 2023 – $65 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.

(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).
Non-trading foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at July 31, 2024, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax annual earnings by approximately $48 million (April 30, 2024 – $55 million; July 31, 2023 – $68 million) in the absence of hedging activity, due primarily from exposure to U.S. dollars from the Bank’s operations in the U.S. and activities conducted internationally in this currency
and
from exposures to Latin American currencies.
A similar change in the Canadian dollar as at July 31, 2024, would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income section of shareholders’ equity by approximately $339 million (April 30, 2024 – $353 million; July 31, 2023 – $328 million), net of hedging.
Non-trading equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 7.
Trading portfolio risk management
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. In conjunction with the Bank’s implementation of the Fundamental Review of the Trading Book (FRTB) in Q1 2024, additional portfolios have been included in the VaR calculation. Prior periods have been restated to reflect this change. The table below shows the Bank’s VaR by risk factor:

	For the three months ended			As at
	July 31, 2024			July 31	April 30	July 31
($ millions)	Average	High	Low	2024	2024	2023
Credit spread plus interest rate	$12.7	$16.8	$9.7	$9.8	$17.9	$12.6
Credit spread	7.7	11.8	5.9	6.1	12.3	6.9
Interest rate	13.7	20.7	7.3	7.3	23.0	10.5
Equities	4.6	5.9	3.4	5.1	4.9	3.1
Foreign exchange	2.1	4.5	1.1	2.4	2.5	1.6
Commodities	2.1	4.1	1.3	3.8	1.7	3.7
Debt specific	3.0	4.0	2.3	3.1	2.8	2.6
Diversification effect	(10.6)	n/a	n/a	(15.1)	(11.0)	(11.3)
Total VaR	$13.9	$19.1	$8.8	$9.1	$18.8	$12.3
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted at a benchmark rate.
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended				As at
($ millions)	July 31 2024	April 30 2024	July 31 2023	July 31 2024	April 30 2024	July 31 2023	July 31 2024	April 30 2024	July 31 2023
Liabilities

Senior note liabilities (3)	$37,754	$32,987	$28,893	$(1,478)	$1,058	$(1,906)	$3,981	$5,459	$4,567
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at July 31, 2024	$41,735	$37,754	$3,981	$127	$(867)
As at April 30, 2024	$38,446	$32,987	$5,459	$(474)	$(994)
As at July 31, 2023	$33,460	$28,893	$4,567	$(1,848)	$(48)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 7 of the Bank’s audited consolidated financial statements in the 2023 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2024 (1)		April 30, 2024 (1)		October 31, 2023 (1)
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$58,329	$58,329	$58,631	$58,631	$90,312	$90,312
Trading assets	133,999	133,999	132,280	132,280	117,868	117,868
Securities purchased under resale agreements and securities borrowed	193,796	193,796	192,858	192,858	199,325	199,325
Derivative financial instruments	39,987	39,987	44,856	44,856	51,340	51,340
Investment securities – FVOCI and FVTPL	120,660	120,660	112,739	112,739	86,253	86,253
Investment securities – amortized cost	30,046	31,116	30,452	32,045	29,816	31,984
Loans	753,762	759,211	743,991	753,526	736,366	750,911
Customers’ liability under acceptances	3,282	3,282	9,117	9,117	18,628	18,628
Other financial assets	23,725	23,725	24,644	24,644	26,614	26,614
Liabilities:
Deposits	945,074	949,201	935,374	942,028	942,112	952,333
Financial instruments designated at fair value through profit or loss	37,754	37,754	32,987	32,987	26,779	26,779
Acceptances	3,330	3,330	9,205	9,205	18,718	18,718
Obligations related to securities sold short	32,672	32,672	37,780	37,780	36,403	36,403
Derivative financial instruments	47,364	47,364	52,861	52,861	58,660	58,660
Obligations related to securities sold under repurchase agreements and securities lent	178,595	178,595	173,602	173,602	160,007	160,007
Subordinated debentures	7,657	7,716	8,017	8,129	9,358	9,693
Other financial liabilities	45,910	46,559	44,623	45,634	49,363	51,302
(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for over-the-counter transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgement is required for valuation purposes. Valuations that require the significant use of unobservable inputs are classified as Level 3.

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2024				April 30, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$2,419	$–	$2,419	$–	$1,253	$–	$1,253
Trading assets
Loans	–	7,614	28	7,642	–	7,133	8	7,141
Canadian federal government and government guaranteed debt	12,312	3,364	–	15,676	14,682	2,758	–	17,440
Canadian provincial and municipal debt	5,733	1,905	–	7,638	5,941	3,963	–	9,904
U.S. treasury and other U.S. agencies’ debt	12,596	–	–	12,596	12,825	1	–	12,826
Other foreign governments’ debt	849	11,639	–	12,488	716	11,604	–	12,320
Corporate and other debt	4,335	6,489	12	10,836	4,263	6,755	–	11,018
Equity securities	64,663	212	8	64,883	59,506	73	4	59,583
Other	–	2,240	–	2,240	–	2,048	–	2,048
	$100,488	$33,463	$48	$133,999	$97,933	$34,335	$12	$132,280
Investment securities (2)
Canadian federal government and government guaranteed debt	$14,779	$6,080	$–	$20,859	$11,531	$6,641	$–	$18,172
Canadian provincial and municipal debt	9,825	6,644	–	16,469	7,399	7,084	–	14,483
U.S. treasury and other U.S. agencies’ debt	40,155	5,105	–	45,260	38,902	5,037	–	43,939
Other foreign governments’ debt	3,657	27,069	–	30,726	2,749	26,437	–	29,186
Corporate and other debt	253	3,138	38	3,429	60	3,119	42	3,221
Equity securities	1,790	343	1,784	3,917	1,657	334	1,747	3,738
	$70,459	$48,379	$1,822	$120,660	$62,298	$48,652	$1,789	$112,739
Derivative financial instruments
Interest rate contracts	$–	$11,563	$8	$11,571	$–	$13,779	$–	$13,779
Foreign exchange and gold contracts	–	21,050	–	21,050	–	24,424	–	24,424
Equity contracts	125	4,402	41	4,568	77	3,660	14	3,751
Credit contracts	–	242	13	255	–	295	2	297
Commodity contracts	–	2,537	6	2,543	–	2,599	6	2,605
	$125	$39,794	$68	$39,987	$77	$44,757	$22	$44,856
Liabilities:
Deposits (3)	$–	$136	$–	$136	$–	$21	$–	$21
Financial liabilities designated at fair value through profit or loss	–	37,754	–	37,754	–	32,987	–	32,987
Obligations related to securities sold short	27,872	4,800	–	32,672	31,587	6,193	–	37,780

Derivative financial instruments
Interest rate contracts	–	18,644	–	18,644	–	21,956	–	21,956
Foreign exchange and gold contracts	–	21,994	–	21,994	–	24,447	–	24,447
Equity contracts	129	4,141	23	4,293	138	3,327	12	3,477
Credit contracts	–	33	1	34	–	25	1	26
Commodity contracts	–	2,390	9	2,399	–	2,946	9	2,955
	$129	$47,202	$33	$47,364	$138	$52,701	$22	$52,861

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $31,116 (April 30, 2024 – $32,045).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$937	$–	$937
Trading assets
Loans	–	7,540	4	7,544
Canadian federal government and government guaranteed debt	13,766	3,603	–	17,369
Canadian provincial and municipal debt	5,299	4,154	–	9,453
U.S. treasury and other U.S. agencies’ debt	11,218	–	–	11,218
Other foreign governments’ debt	19	10,626	–	10,645
Corporate and other debt	3,431	7,748	–	11,179
Equity securities	47,665	67	16	47,748
Other	–	2,712	–	2,712
	$81,398	$36,450	$20	$117,868
Investment securities (2)
Canadian federal government and government guaranteed debt	$7,674	$4,713	$–	$12,387
Canadian provincial and municipal debt	3,695	3,451	–	7,146
U.S. treasury and other U.S. agencies’ debt	25,058	3,640	–	28,698
Other foreign governments’ debt	2,527	28,891	–	31,418
Corporate and other debt	–	2,512	40	2,552
Equity securities	2,010	333	1,709	4,052
	$40,964	$43,540	$1,749	$86,253
Derivative financial instruments
Interest rate contracts	$–	$15,942	$–	$15,942
Foreign exchange and gold contracts	–	29,465	2	29,467
Equity contracts	54	3,066	27	3,147
Credit contracts	–	342	2	344
Commodity contracts	–	2,430	10	2,440
	$54	$51,245	$41	$51,340
Liabilities:
Deposits (3)	$–	$(95)	$–	$(95)
Financial liabilities designated at fair value through profit or loss	–	26,779	–	26,779
Obligations related to securities sold short	29,921	6,482	–	36,403

Derivative financial instruments
Interest rate contracts	–	25,079	2	25,081
Foreign exchange and gold contracts	–	28,013	–	28,013
Equity contracts	135	3,106	17	3,258
Credit contracts	–	27	1	28
Commodity contracts	–	2,274	6	2,280
	$135	$58,499	$26	$58,660
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $31,984.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amoritized cost.
Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at July 31, 2024, in the fair value hierarchy comprised of loans, corporate bonds, equity securities and derivatives.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2024.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Loans	$8	$–	$–	$27	$–	$(7)	$28	$–
Corporate and other debt	–	–	–	8	–	4	12	–
Equity securities	4	–	–	3	(1)	2	8	–
	12	–	–	38	(1)	(1)	48	–
Investment securities
Corporate and other debt	42	–	3	–	–	(7)	38	–
Equity securities	1,747	26	(4)	48	(36)	3	1,784	26
	1,789	26	(1)	48	(36)	(4)	1,822	26
Derivative financial instruments – assets
Interest rate contracts	–	–	–	8	–	–	8	–
Equity contracts	14	(1)	–	1	–	27	41	(1	) (2)
Credit contracts	2	(1)	–	–	–	12	13	(1)
Commodity contracts	6	–	–	–	–	–	6	–

Derivative financial instruments – liabilities
Equity contracts	(12)	1	–	(3)	–	(9)	(23)	1	(2)
Credit contracts	(1)	–	–	–	–	–	(1)	–
Commodity contracts	(9)	–	–	–	–	–	(9)	–
	–	(1)	–	6	–	30	35	(1)
Total	$1,801	$25	$(1)	$92	$(37)	$25	$1,905	$25
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2024 and October 31, 2023.

	As at April 30, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$5	$(1)	$–	$1	$(1)	$8	$12
Investment securities	1,832	60	(103)	58	(57)	(1)	1,789
Derivative financial instruments	22	(10)	–	1	1	(14)	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$1	$–	$–	$1	$–	$18	$20
Investment securities	1,807	(11)	3	84	(29)	(105)	1,749
Derivative financial instruments	18	(6)	–	2	–	1	15
Obligations related to securities sold short	(1)	–	–	–	1	–	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

The following significant transfers made between Level 1 and 2, were based on whether the fair value was determined using quoted market prices from an active market.
During the three months ended July 31, 2024:

•	Trading assets of $1,840 million, investment securities of $2,364 million and obligations related to securities sold short of $464 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,648 million, investment securities of $1,583 million and obligations related to securities sold short of $345 million were transferred out of Level 1 into Level 2.
During the three months ended April 30, 2024:

•	Trading assets of $3,279 million, investment securities of $1,919 million and obligations related to securities sold short of $510 million were transferred out of Level 2 into Level 1.

•	Trading assets of $994 million, investment securities of $2,497 million and obligations related to securities sold short of $102 million were transferred out of Level 1 into Level 2.
During the three months ended October 31, 2023:

•	Trading assets of $1,937 million, investment securities of $2,034 million and obligations related to securities sold short of $149 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,184 million, investment securities of $647 million and obligations related to securities sold short of $279 million were transferred out of Level 1 into Level 2.
There were no significant transfers into and out of Level 3 during the three months ended July 31, 2024 and April 30, 2024.
During the three months ended October 31, 2023, Investments in equity securities of $108 million were transferred out of Level 3 into Level 2. Transfers were a result of the change in the observability of the price used for valuing the securities.
Level 3 sensitivity
The Bank applies
judgement
in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 7 of the Bank’s audited consolidated financial statements for the year ended October 31, 2023 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.